RISK MANAGEMENT - Stage 3 loans and advances by evaluation type (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Financial assets	$ 29,289,301	$ 29,553,003
Consumer loans
RISK MANAGEMENT
Financial assets	48,363,040	41,055,939
Mortgages
RISK MANAGEMENT
Financial assets	30,646,787	25,959,112
Small Business Loans
RISK MANAGEMENT
Financial assets	1,282,185	1,232,075
Stage Three
RISK MANAGEMENT
Financial assets	$ 1,063,936	$ 1,395,831
Percentage of loan portfolio in default	6.67%	8.30%
Stage Three | Commercial Loans
RISK MANAGEMENT
Financial assets	$ 424,524	$ 514,646
Percentage of loan portfolio in default	7.98%	9.70%
Stage Three | Consumer loans
RISK MANAGEMENT
Percentage of loan portfolio in default	5.12%	6.70%
Stage Three | Mortgages
RISK MANAGEMENT
Financial assets	$ 118,501	$ 154,457
Percentage of loan portfolio in default	3.58%	4.40%
Stage Three | Financial Leases
RISK MANAGEMENT
Financial assets	$ 520,911	$ 726,728
Stage Three | Individual Evaluation
RISK MANAGEMENT
Financial assets	7,747,526	7,593,834
Stage Three | Individual Evaluation | Commercial Loans
RISK MANAGEMENT
Financial assets	6,701,278	6,050,143
Stage Three | Individual Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	1,046,248	1,543,691
Stage Three | Collective Evaluation
RISK MANAGEMENT
Financial assets	8,175,971	8,784,199
Stage Three | Collective Evaluation | Commercial Loans
RISK MANAGEMENT
Financial assets	2,874,204	3,542,040
Stage Three | Collective Evaluation | Consumer loans
RISK MANAGEMENT
Financial assets	2,662,098	2,690,381
Stage Three | Collective Evaluation | Mortgages
RISK MANAGEMENT
Financial assets	1,544,442	1,188,859
Stage Three | Collective Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	(898,747)	1,206,321
Stage Three | Collective Evaluation | Small Business Loans
RISK MANAGEMENT
Financial assets	1,993,974	156,598
ECL | Individual Evaluation
RISK MANAGEMENT
Financial assets	$ 7,700
Percentage of loan portfolio in default	3.50%
ECL | Stage Three | Individual Evaluation
RISK MANAGEMENT
Financial assets	$ 4,410,795	4,143,907
ECL | Stage Three | Individual Evaluation | Commercial Loans
RISK MANAGEMENT
Financial assets	3,730,093	3,090,340
ECL | Stage Three | Individual Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	680,702	1,053,567
ECL | Stage Three | Collective Evaluation
RISK MANAGEMENT
Financial assets	5,675,335	6,151,076
ECL | Stage Three | Collective Evaluation | Commercial Loans
RISK MANAGEMENT
Financial assets	2,419,285	2,609,212
ECL | Stage Three | Collective Evaluation | Consumer loans
RISK MANAGEMENT
Financial assets	2,102,473	2,351,691
ECL | Stage Three | Collective Evaluation | Mortgages
RISK MANAGEMENT
Financial assets	659,348	639,875
ECL | Stage Three | Collective Evaluation | Financial Leases
RISK MANAGEMENT
Financial assets	383,262	427,945
ECL | Stage Three | Collective Evaluation | Small Business Loans
RISK MANAGEMENT
Financial assets	$ 110,967	$ 122,353